FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

August 26, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	FundX Investment Trust (the “Trust”)
File Nos. 333-194652 and 811- 22951

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Information Statement/Prospectus that provides information regarding the reorganization of the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund, each a series of the Trust, into the FundX ETF and the FundX Aggressive ETF, each a separate series of the Trust. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
for U.S. Bank Global Fund Services

Enclosures